Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Revenues
Service revenues and other	$ 108,468	$ 114,696	$ 116,122
Wireless equipment revenues	17,512	16,924	10,957
Total Operating Revenues	125,980	131,620	127,079
Operating Expenses
Cost of services (exclusive of items shown below)	29,186	29,438	28,306
Wireless cost of equipment	22,238	23,119	21,625
Selling, general and administrative expense, net	31,569	29,986	41,016
Depreciation and amortization expense	15,928	16,017	16,533
Total Operating Expenses	98,921	98,560	107,480
Operating Income	27,059	33,060	19,599
Equity in (losses) earnings of unconsolidated businesses	(98)	(86)	1,780
Other income and (expense), net	(1,599)	186	(1,194)
Interest expense	(4,376)	(4,920)	(4,915)
Income Before Provision For Income Taxes	20,986	28,240	15,270
Provision for income taxes	(7,378)	(9,865)	(3,314)
Net Income	13,608	18,375	11,956
Net income attributable to noncontrolling interests	481	496	2,331
Net income attributable to Verizon	$ 13,127	$ 17,879	$ 9,625
Basic Earnings Per Common Share
Net income attributable to Verizon	$ 3.22	$ 4.38	$ 2.42
Weighted-average shares outstanding (in millions)	4,080	4,085	3,974
Diluted Earnings Per Common Share
Net income attributable to Verizon	$ 3.21	$ 4.37	$ 2.42
Weighted-average shares outstanding (in millions)	4,086	4,093	3,981